Property and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation					$ 1,441	$ 1,236
Property, Plant and Equipment, Gross	$ 10,669		$ 10,669		10,009	9,715
Depreciation and amortization expense	386	$ 441	1,116	$ 1,068
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, transfers and changes					$ 1,865
Property, Plant and Equipment, Gross	$ 384		$ 384			$ 1,550